Note I - Net Sales from External Customers by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pumps and Pump Systems [Member]
Revenues	$ 352,652	$ 379,626	$ 336,779
Repairs and Other [Member]
Revenues	53,498	55,299	54,886
Revenues	$ 406,150	$ 434,925	$ 391,665